FIRST SUNAMERICA LIFE INSURANCE COMPANY

FS VARIABLE SEPARATE ACCOUNT

Supplement to the Prospectuses

POLARIS ADVANTAGE VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS PLATINUM III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS VARIABLE ANNUITY DATED MAY 1, 2010

POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2010

WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2007

FSA ADVISOR VARIABLE ANNUITY DATED MAY 1, 2008

FS VARIABLE ANNUITY ACCOUNT ONE

Supplement to the Prospectus

ICAP II VARIABLE ANNUITY DATED MAY 1, 2001

FS VARIABLE ANNUITY ACCOUNT TWO

Supplement to the Prospectus

VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005

FS VARIABLE ANNUITY ACCOUNT FIVE

Supplement to the Prospectuses

SEASONS SELECT II VARIABLE ANNUITY DATED JULY 27, 2009

SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 27, 2009

SEASONS ELITE VARIABLE ANNUITY DATED JULY 27, 2009

SEASONS ADVANTAGE VARIABLE ANNUITY DATED JULY 27, 2009

Effective December 31, 2010, the statutory address of First SunAmerica Life Insurance Company will change from 70 Pine Street, New York, NY 10270 to One World Financial Center, 200 Liberty Street, New York, NY 10281.

The paragraph under the heading "THE COMPANY" in the "OTHER INFORMATION" section of the prospectus relating to the address for First SunAmerica Life Insurance Company is replaced as follows:

First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, NY 10281. First SunAmerica conducts life insurance and annuity business in the state of New York.

Dated: December 15, 2010

Please keep this Supplement with your Prospectus